Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9.- Derivative financial instruments

The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2021 and 2020 are as follows:

	Balance as of December 31, 2021		Balance as of December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	9,550	206,763	898	302,302
Foreign exchange derivatives instruments	3,410	-	661	-
Notes conversion option (Note 14)	-	16,690	-	25,882
Total	12,960	223,453	1,559	328,184

The derivatives are primarily interest rate cash-flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.

As stated in Note 3 to these Consolidated Financial Statements, the general policy is to hedge variable interest rates of financing agreements using two types of hedging derivatives:

-	Interest rate swaps under which the Company receives the floating leg and pays the fixed leg; and

-	Purchased call options (cap), in exchange of a premium to fix the maximum interest rate cost.

The notional amounts hedged, strikes contracted and maturities, depending on the characteristics of the debt on which the interest rate risk is being hedged, can be diverse:

-	Project debt in Euros: the Company hedges between 75% and 100% of the notional amount, with hedges maturing up to 2038 and average guaranteed interest rate of between 0.00% and 4.87%.

-	Project debt in U.S. dollars: the Company hedges between 75% and 100% of the notional amount, with hedges maturing up to 2038 and average guaranteed interest rate of between 0.86% and 5.89%.

The table below shows a breakdown of the maturities of notional amounts of interest rate cash flow hedge derivatives as of December 31, 2021 and 2020.

Notionals	Balance as of December 31, 2021		Balance as of December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	71,386	106,191	61,364	120,874
Between 1 and 2 years	304,930	240,197	296,828	249,785
Between 2 and 3 years	262,973	271,350	257,548	276,111
Subsequent years	217,989	860,777	292,011	852,696
Total	857,278	1,478,515	907,752	1,499,466

The table below shows a breakdown of the maturity of the fair values of interest rate cash flow hedge derivatives as of December 31, 2021 and 2020:

Fair value	Balance as of December 31, 2021		Balance as of December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	678	(15,039)	59	(21,042)
Between 1 and 2 years	1,810	(33,670)	255	(48,276)
Between 2 and 3 years	2,268	(39,834)	305	(55,220)
Subsequent years	4,794	(118,220)	280	(177,764)
Total	9,550	(206,763)	898	(302,302)

The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated income statement in 2021 is a loss of $58,292 thousand (loss of $58,381 thousand in 2020 and a loss of $55,765 thousand in 2019).

The after-tax result accumulated in equity in connection with derivatives designated as cash flow hedges at the years ended December 31, 2021 and 2020, amount to a $171,272 thousand gain and a $96,641 thousand gain, respectively.

Additionally, the Company has currency options with leading international financial institutions, which guarantee minimum Euro-U.S. dollar exchange rates. The strategy of the Company is to hedge the exchange rate for the net distributions from its European assets after deducting euro-denominated interest payments and euro-denominated general and administrative expenses. Through currency options, the strategy of the Company is to hedge 100% of its euro-denominated net exposure for the next 12 months and 75% of its euro denominated net exposure for the following 12 months, on a rolling basis. Change in fair value of these foreign exchange derivatives instruments are directly recorded in the consolidated income statement.

Finally, the conversion option of the Green Exchangeable Notes issued in July 2020 (Note 14) is recorded as a derivative with a negative fair value (liability) of $17 million as of December 31, 2021 ($26 million as of December 31, 2020).